SunAmericaPolarisIndiv

                         Supplement dated July 12, 2000

                                     to the

                 Flexible Premium Variable Universal Life Group

      and Individual Policy Prospectus issued by AIG Life Insurance Company through its Variable Account II, dated May 1, 2000


The following supplements the information with respect to the Utility Portfolio in the Prospectus:

         Effective July 5, 2000, the Utility Portfolio is renamed the Telecom Utility Portfolio. All references to the Portfolio in the Prospectus are hereby changed accordingly.

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                             SunAmerica Series Trust

                Supplement to the Prospectus dated April 20, 2000

          The date of the Prospectus is hereby changed to July 5, 2000

The following supplements the information with respect to the Utility Portfolio in the Prospectus:

         Effective July 5, 2000 the Utility Portfolio is renamed the Telecom Utility Portfolio. All references to the Portfolio in the Prospectus are hereby changed accordingly.

Dated:  July 5, 2000